Schedule of income tax expense reconciliation (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
(Loss) / Income before income taxes		$ (1,203,345)	$ 1,296,989	$ 1,239,650
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (198,552)	$ 214,003	$ 204,542
Reconciling items:
Tax effect of income that is not taxable	[1]	(76)	(10)	(4)
Tax effect of expense that is not deductible		168,330	78,025	68
Tax losses not recognized		27,913
Effect of two-tier tax rate			(21,154)	(21,154)
Statutory tax deduction (tax holiday)	[2]		(192)	(385)
Total		$ (2,385)	$ 270,671	$ 183,067

[1]	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.
[2]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HKD3,000 (2025: HKD1,500) for each business.